2. Business Acquisition and Contingent Consideration: Schedule of Business Acquisitions, by Acquisition (Details)	Jul. 24, 2012 USD ($)
Details
Payments to Acquire Businesses, Gross	$ 2,535,610
Business Combination, Consideration Transferred, Liabilities Incurred	1,126,505
Business Combination, Consideration Transferred	$ 3,662,115